Operating Lease Liabilities	12 Months Ended
Jun. 30, 2024
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

NOTE 14 – OPERATING LEASE LIABILITIES

Operating lease liabilities as of June 30, 2024 and 2023 consisted of the following:

	2024	2023
Villas*	$1,259,346	$1,192,898
Warehouse**	-	607,870
Base Station Tower***	130,349	151,978
Total operating lease liabilities	$1,389,695	$1,952,746

Analyzed for reporting purposes as:

	2024	2023
Long-term portion of operating lease liabilities	$1,313,276	$1,636,493
Current maturities of operating lease liabilities	76,419	316,253
Total	$1,389,695	$1,952,746

The operating lease liabilities is the net present value of the remaining lease payments as of June 30, 2024 and 2023.

The discount rates used for the Villas, Base Station Tower, Office and Warehouse were 4.12%, 3.14%, 2.46%, and 4.45%, respectively. The weighted average discount rate used for operating leases was 4.06%. The weighted average remaining lease terms for operating leases was 16.00 years. The incremental borrowing rate for the Company ranged from 3.7% to 4.8%.

The Company recorded no operating lease liability for the operating lease of Shou Hill Valley Area as of June 30, 2024 and 2023, respectively, since the Company prepaid the total lease expense of $2,319,791 (RMB 15,000,000) in December 2017. The Company recorded no operating lease liability for the operating lease of Farmland as of June 30, 2024 and 2023, since the Company paid the total lease expense of $2,321,945 (RMB 15,000,000) in October 2021.

For the years ended June 30, 2024, 2023 and 2022, the operating lease expense were $448,319, $520,859 and $336,992, respectively. For the years ended June 30, 2024, 2023 and 2022, the short-term operating lease expense were $8,505,383, $5,079,411 and $259,996, respectively.

*	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2024 and 2023, the Company has paid $696,584 for the first installment to the lessee.

**	The operating lease liabilities is the net present value of the remaining lease payments as of June 30, 2024 and 2023. The discount rate used for the warehouse operating lease warehouse was 4.45%. The remaining lease term for the warehouse operating lease was 3.42 years.

***	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2024 and 2023, the Company has paid $ 61,919 to the lessee.

Maturity analysis of operating lease liabilities as of June 30, 2024 is as follows:

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%
One year	$-	$28,063	$28,063
Two years	-	28,063	28,063
Three years	-	28,063	28,063
Four years	764,018	28,063	792,081
Five years	840,419	28,063	868,482
Total undiscounted cash flows	$1,604,437	$140,315	$1,744,752
Total operating lease liabilities	1,259,346	130,349	1,389,695
Difference between undiscounted cash flows and discounted cash flows	345,091	9,966	355,057

Maturity analysis of operating lease liabilities as of June 30, 2023 is as follows:

Operating lease payment	Villas	Base station tower	Warehouse	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%	4.45%
One year	$-	$27,679	$265,766	$293,445
Two years	-	27,679	265,766	293,445
Three years	-	27,679	110,736	138,415
Four years	-	27,679	-	27,679
Five years	753,550	27,679	-	781,229
Beyond five years	828,905	27,679	-	856,584
Total undiscounted cash flows	$1,582,455	$166,074	$642,268	$2,390,797
Total operating lease liabilities	1,192,898	151,978	607,870	1,952,746
Difference between undiscounted cash flows and discounted cash flows	389,557	14,096	34,398	438,051